SUBSEQUENT EVENTS (Details) - $ / shares	Nov. 03, 2022	Nov. 02, 2022	Sep. 30, 2022	Apr. 12, 2022	Apr. 11, 2022	Dec. 31, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS
Ordinary shares, authorized			50,000,000,000			12,000,000,000	12,000,000,000
Ordinary shares, par value			$ 0			$ 0	$ 0
Subsequent Event
SUBSEQUENT EVENTS
Ordinary shares, authorized	500,000,000,000	50,000,000,000		50,000,000,000	12,500,000,000
Ordinary shares, par value	$ 0